Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,862,689.50
Total Fee Amount	1,728.05
Total Offset Amount	0.00
Net Fee	$ 1,728.05
Offering Table N/A
Offset Table N/A	N/A